SHARE BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 29, 2021	Dec. 21, 2020	Jul. 27, 2010	Sep. 27, 2007
Additional disclosures
Granted (in shares)	6,500,000	8,740,000	700,000
Granted (in dollars per share)	$ 0.40	$ 0.64	$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years
Additional disclosures
Unrecognized compensation expense related to unvested share-based compensation arrangements	$ 2,364,821
Share exercised by employee (in shares)	1,400,000	120,680	1,945,980
Employees
Additional disclosures
Share exercised by employee (in shares)	1,400,000
Options
Additional disclosures
Proceeds received on exercise	$ 393,026	$ 31,226
Previously Reported | Options
Additional disclosures
Granted (in dollars per share)					$ 0.26
Restatement Adjustment | Options
Additional disclosures
Granted (in dollars per share)					$ 0.27
Share Option Exercise Price 0.30
Additional disclosures
Granted (in shares)	0.30
Exercise price of $0.41
Additional disclosures
Granted (in shares)	0.41
Share Option Exercise Price 0.46
Additional disclosures
Granted (in shares)	0.46
Share Option Exercise Price 0.16
Additional disclosures
Granted (in shares)	0.16
Share Option Exercise Price 1.00
Additional disclosures
Granted (in shares)	1.00
Share Option Exercise Price 0.73
Additional disclosures
Granted (in shares)	0.73
Share options
Additional disclosures
Compensation cost	$ 1,739,337	$ 2,627,031	$ 369,187
Granted (in shares)		8,740,000	700,000	5,300,000	830,000
Granted (in dollars per share)			$ 0.30
Additional disclosures
Weighted average fair value of options granted (in dollars per share)	$ 0.48	$ 0.58	$ 0.70
Period for recognition of unrecognized compensation costs	1 year 8 months 26 days
Share options | Previously Reported
Additional disclosures
Granted (in dollars per share)				$ 0.11
Share options | Restatement Adjustment
Additional disclosures
Granted (in dollars per share)				$ 0.15
Performance Shares
Additional disclosures
Released performance compensation (in shares)	2,405,140
2007 Share Incentive Plan
Additional disclosures
Number of authorized shares						42,500,000	22,500,000	12,500,000	7,500,000